Income Taxes	12 Months Ended
Jun. 28, 2015
Income Tax Disclosure [Abstract]
Income Taxes

INCOME TAXES

The provision for income taxes consisted of the following (thousands of dollars):

	2015	2014	2013
Currently payable:
Federal	$9,891	$4,811	$(561)
State	657	252	185
Foreign	2,164	2,164	1,895
	12,712	7,227	1,519
Deferred tax (benefit) provision	(3,330)	1,447	3,847
	$9,382	$8,674	$5,366

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	2015	2014	2013
US statutory rate	34.7%	34.5%	34.0%
State taxes, net of Federal tax benefit	0.7	1.0	2.0
Foreign subsidiaries	(1.3)	(0.9)	(2.2)
Non-controlling interest	(4.1)	(3.5)	(3.1)
Valuation allowance	—	—	(1.0)
Other	(2.4)	0.1	2.1
	27.6%	31.2%	31.8%

The components of deferred tax assets and (liabilities) were as follows (thousands of dollars):

	June 28, 2015	June 29, 2014
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$229	$216
Payroll-related accruals	2,314	2,049
Environmental reserve	512	517
Inventory reserve	722	720
Allowance for doubtful accounts	185	185
Accrued warranty	3,250	966
Customer sales concession reserve	1,465	-
Other	878	1,018
	$9,555	$5,671
Deferred income taxes-noncurrent:
Accrued pension obligations	$(12,594)	$(11,741)
Unrecognized pension and postretirement benefit plan liabilities	11,125	10,038
Accumulated depreciation	(5,253)	(4,967)
Stock-based compensation	928	692
Postretirement obligations	(63)	171
NOL/credit carry-forwards	105	143
Other	1,157	537
	$(4,595)	$(5,127)

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered.

State operating loss and credit carry-forwards at June 28, 2015 resulted in future benefits of approximately $145,000 and expire in 2024. A valuation allowance of $40,000 has been recorded as of June 28, 2015 due to our assessment of the future realization of certain research and development credit carry-forward benefits. We do not currently anticipate having sufficient state taxable income to offset these credit carry-forwards.

Foreign income before the provision for income taxes was $5.9 million in 2015, $6.6 million in 2014 and $6.0 million in 2013. No provision for Federal income taxes was made on earnings of foreign subsidiaries and joint ventures that are considered permanently invested or that would be offset by foreign tax credits upon distribution. Such undistributed earnings at June 28, 2015 were approximately $30.6 million.

The total liability for unrecognized tax benefits was $460,000 as of June 28, 2015 and $1.4 million as of June 29, 2014 and was included in Other Long-term Liabilities in the accompanying Consolidated Balance Sheets. This liability includes approximately $437,000 of unrecognized tax benefits at June 28, 2015 and $1.3 million at June 29, 2014 and approximately $23,000 of accrued interest at June 28, 2015 and $113,000 at June 29, 2014. This liability does not include an amount for accrued penalties. The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was approximately $32,000 at June 28, 2015 and $861,000 at June 29, 2014. We recognize interest and penalties related to unrecognized tax benefits in the provision for income taxes.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended June 28, 2015 and June 29, 2014 (thousands of dollars):

	Year Ended
	June 28, 2015	June 29, 2014
Unrecognized tax benefits, beginning of year	$1,289	$1,510
Gross increases – tax positions in prior years	3	—
Gross decreases – tax positions in prior years	-	(215)
Gross increases – current period tax positions	146	59
Tax Years Closed	(1,001)	(65)
Unrecognized tax benefits, end of year	$437	$1,289

We or one of our subsidiaries files income tax returns in the United States (Federal), Wisconsin (state), Michigan (state) and various other states, Mexico and other foreign jurisdictions. Tax years open to examination by tax authorities under the statute of limitations include fiscal 2012 through 2015 for Federal, fiscal 2010 through 2015 for most states and calendar 2010 through 2014 for foreign jurisdictions.